Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended
	May 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)		$ 4,838,146	$ 6,456,370	$ 1,256,868	$ 2,072,090
Federal deposit insurance corporation (in Dollars)		$ 250,000	$ 250,000
Percentage of equity privately held entities		25.00%	25.00%
Credit facility (in Dollars)	$ 200,000,000		$ 200,000,000
Residential Rental Property [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives assets		27 years 6 months	27 years 6 months
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives assets		5 years	5 years
Furnishings [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment estimated lives assets		3 years	3 years
Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)		1,700,884
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible asset useful lives		2 years	2 years
Purchase of warrants (in Shares)			1,600,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible asset useful lives		8 years	8 years
Purchase of warrants (in Shares)			1,700,884